UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$365	$389,878
Series D, 6.50%, 10/01/53	3,465	3,976,192
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,817,004
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	710	822,194

		8,005,268
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	870	870,069
5.00%, 6/01/32	1,510	1,310,348

		2,180,417
Arizona — 1.5%
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,388,327
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Project, 6.40%, 7/01/47	415	440,278
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (a)	465	515,653
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (a)	810	905,450
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	300	303,675
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	895	889,442
Legacy Traditional School Projects, 5.00%, 7/01/35	315	307,635
Legacy Traditional School Projects, 5.00%, 7/01/45	250	237,380
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	67,151

Municipal Bonds	Par (000)	Value
Arizona (continued)
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$1,625	$1,808,755
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,476,970

		8,340,716
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	822,968
California — 6.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,141,900
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,185,400
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	302,614
California Municipal Finance Authority, RB, Urban Discovery Academy Project (a):
5.50%, 8/01/34	310	320,044
6.00%, 8/01/44	655	681,803
6.13%, 8/01/49	570	594,020
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	326,996
6.90%, 7/01/43	650	728,416
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	400	472,196
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,837,341
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,499,975
Series B, 6.00%, 5/01/43	3,485	3,485,000
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	572,570

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	$310	$374,089
6.50%, 5/01/42	760	910,107
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	287,016
County of California County Tobacco Securitization Agency, RB, 5.45%, 6/01/28	500	497,475
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,395,745
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	10,955	9,763,096
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	331,796
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (b)	3,000	628,800
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	165,988
Tobacco Securitization Authority of Southern California, Refunding RB:
Senior Series A1, 5.13%, 6/01/46	2,590	2,208,156
Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	955	954,962

		33,665,505
Colorado — 2.8%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	535	531,389
Central Platte Valley Metropolitan District, GO, 5.00%, 12/01/43	1,250	1,285,362

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	$450	$456,467
5.00%, 12/01/42	545	544,155
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,200,028
Denver Health & Hospital Authority, RB, Series A:
5.00%, 12/01/39	900	958,275
5.25%, 12/01/45	1,350	1,458,715
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	5,995	6,358,417
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,692,945
6.00%, 1/15/41	1,000	1,126,730

		15,612,483
Connecticut — 0.8%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	765	678,838
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	1,435	1,479,686
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,505	2,504,774

		4,663,298
Delaware — 1.0%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,115	5,315,610
District of Columbia — 1.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	2,520	3,077,852
6.75%, 5/15/40	385	384,989
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (b)	3,005	1,614,526
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	203,387

2	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB (continued):
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	$1,610	$1,792,107

		7,072,861
Florida — 8.1%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,435	1,480,877
Capital Trust Agency, Inc., RB:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/44	445	402,974
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/49	950	860,387
Faulk Senior Services, 6.50%, 12/01/34	500	455,460
Faulk Senior Services, 6.75%, 12/01/49	580	529,238
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	625	626,725
5.00%, 5/01/34	1,250	1,254,275
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,202,800
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (a)	1,490	1,760,107
County of Hillsborough Florida IDA, RB, Tampa General Hospital Project, 5.25%, 10/01/41	895	919,854
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,079,030
County of Miami-Dade Florida IDA, RB, Series A:
5.00%, 6/01/35	1,425	1,443,440
5.00%, 6/01/40	1,945	1,952,274
5.00%, 6/01/48	2,825	2,815,790
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,638,105

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	$1,000	$1,153,980
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	695	706,349
6.00%, 6/15/34	835	850,205
6.13%, 6/15/44	3,225	3,258,217
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,046,600
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,450	1,496,357
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	445	289,263
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel U.S. Inc., AMT, 5.30%, 5/01/37	3,300	3,300,957
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	639,321
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	195	196,739
4.88%, 5/01/35	290	292,555
4.88%, 5/01/45	580	580,766
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (e)	1,450	1,906,431
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,750	1,852,900
5.00%, 5/01/37	890	933,459
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	1,355	760,020
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (c)(d)	430	176,353

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (f)	$40	$30,000
Convertible CAB, Series A3, 0.00%, 5/01/40 (f)	90	53,807
Convertible CAB, Series A4, 0.00%, 5/01/40 (f)	50	22,133
Series 2, 6.61%, 5/01/40 (f)	125	65,163
Series A1, 6.65%, 5/01/40	140	141,845
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (f)	205	126,356
Series 1, 6.65%, 5/01/40 (c)(d)	5	5,099
Series 3, 6.61%, 5/01/40 (c)(d)	135	1
Series 3, 6.65%, 5/01/40 (c)(d)	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	664,947
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,715	1,889,261
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,470	1,801,412
5.50%, 5/01/42	540	617,350

		45,279,183
Georgia — 0.8%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	120	124,530
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	779,564
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	225	254,315

Municipal Bonds	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$555	$641,120
Municipal Electric Authority of Georgia, RB, Plant Voltage Units 3 & 4 Project, Series A, 5.00%, 7/01/60	1,635	1,724,418
Private Colleges & Universities Authority, RB, Savannah College of Art & Design, 5.00%, 4/01/44	1,075	1,151,841

		4,675,788
Guam — 1.5%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	910	1,016,607
5.50%, 7/01/43	1,520	1,703,935
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	110,878
6.75%, 11/15/19 (e)	1,650	2,021,184
7.00%, 11/15/19 (e)	2,660	3,283,903

		8,136,507
Idaho — 0.0%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,506
Illinois — 5.7%
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	2,863,710
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	4,500	4,435,290
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	5,830	5,049,480
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,849,600
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,597,218
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,066,540

4	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	$2,805	$2,947,410
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	346,956
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	809,853
Roosevelt University Project, 6.50%, 4/01/44	830	899,031
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,107,820
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	2,425	2,608,985
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	3,455	844,056
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	701,892
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	460,570
State of Illinois, GO:
5.00%, 2/01/39	500	503,015
Series A, 5.00%, 4/01/35	1,460	1,480,046
Series A, 5.00%, 4/01/38	2,190	2,204,980

		31,776,452
Indiana — 1.9%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,680,390
7.13%, 11/15/47	1,500	1,675,650
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	634,620
7.00%, 1/01/44	1,270	1,547,431
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	386,524
5.00%, 7/01/48	1,230	1,278,118
5.25%, 1/01/51	2,500	2,618,900

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	$725	$751,535

		10,573,168
Iowa — 3.4%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	508,510
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,482,980
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	901,187
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,418,628
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	3,510	3,700,102
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,200	1,140,612
Asset-Backed, Series C, 5.50%, 6/01/42	2,000	1,800,340
Asset-Backed, Series C, 5.63%, 6/01/46	3,345	3,000,331
Series C, 5.38%, 6/01/38	3,075	2,766,331

		18,719,021
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (b)	250	186,195
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	3,000	3,417,420

		3,603,615
Louisiana — 1.4%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	1,125	1,138,972

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	$1,630	$1,918,233
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	717,292
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,312,574

		8,087,071
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,218,405
Maryland — 1.3%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	834,728
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,910	3,267,115
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,602,795
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	289,356
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 7/01/39	950	1,002,459

		6,996,453
Massachusetts — 2.7%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 7/01/45	3,015	2,973,514
Boston Medical Center, Series D, 5.00%, 7/01/44	5,865	6,285,462
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	395,010

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	$353	$337,347
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	16,075
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (b)	94	543
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	1,480	1,601,996
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	3,000	3,006,900
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	599,561

		15,216,408
Michigan — 1.6%
City of Detroit Michigan, GO, Financial Recovery (g):
Series B-1, 4.00%, 4/01/44	170	100,838
Series B-2, 4.00%, 4/01/44	54	32,759
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp., Obligation, 5.50%, 6/01/35	1,565	1,586,175
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,053,090
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	350	360,276
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	840,600
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	3,180	3,168,043

6	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	$1,710	$1,934,369

		9,076,150
Minnesota — 0.6%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,123,811
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 7/01/40	500	500,715
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	563,850

		3,188,376
Missouri — 0.8%
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	494,425
Lees Summit Industrial Development Authority, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	1,935,663
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,250,864

		4,680,952
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	837,931
Nevada — 0.2%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	20	20,124
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	775	787,958
4.00%, 8/01/23	485	486,824

		1,294,906

Municipal Bonds	Par (000)	Value
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	$435	$499,106
New Jersey — 5.6%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	5,770,355
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,155	1,158,996
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,678,485
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	850	886,575
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,125,403
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	907,452
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,597,180
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,087,632
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,451,814
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	805,475
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	3,755	3,786,392
Tobacco Settlement Financing Corp., New Jersey, Refunding RB, Series 1A:
5.00%, 6/01/29	3,730	3,213,954
5.00%, 6/01/41	6,305	4,955,667

		31,425,380

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	$2,030	$2,082,719
New York — 12.4%
Build New York City Resource Corp., RB:
5.50%, 11/01/44	1,970	2,074,942
South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	2,750	2,772,275
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	3,925	3,788,842
City of New Rochelle, Refunding RB, Series A, 5.00%, 7/01/45	650	700,934
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 8.00%, 8/01/28 (g)	235	249,389
British Airways PLC Project, 7.63%, 12/01/32	1,500	1,520,850
City of New York New York Industrial Development Agency, RB, JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (g)	7,170	7,180,827
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	8,300	8,539,455
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	3,400	3,224,424
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,470	1,613,325
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	3,500	3,304,700
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	2,905	2,925,713
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,775	4,460,804

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$375	$423,574
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	6,000	6,060,120
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	450	467,059
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,070	1,122,387
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (a)	3,115	3,680,404
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	3,895	3,920,317
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,260,846
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,500,025
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	690,007
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/34	1,245	1,154,314
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	5,600	5,431,832

		69,067,365
North Carolina — 1.1%
North Carolina Department of Transportation, RB, I-77 Hot Lanes Project, 5.00%, 6/30/54	1,385	1,439,624

8	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$3,055	$3,499,197
Carolina Village Project, 6.00%, 4/01/38	1,000	1,050,640

		5,989,461
North Dakota — 0.1%
City of Williston North Dakota, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	305	318,512
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Series A-2, Asset-Backed:
Bonds, 5.75%, 6/01/34	4,460	3,687,483
Senior Turbo Term, 5.88%, 6/01/47	5,500	4,548,720
City of Cleveland Ohio, Refunding RB, AMT, 5.70%, 12/01/19	1,500	1,512,840

		9,749,043
Oklahoma — 0.4%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	730,341
Tulsa Airports Improvement Trust, Refunding RB, American Airlines Inc., AMT, 5.00%, 6/01/35 (g)	1,425	1,545,769

		2,276,110
Oregon — 0.4%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 7/01/35	620	621,364
5.38%, 7/01/45	1,445	1,448,136

		2,069,500
Pennsylvania — 5.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,241,098
5.00%, 5/01/42	2,730	2,828,990

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	$3,000	$3,174,750
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (e)	2,415	2,825,140
6.38%, 1/01/39	265	303,308
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	863,908
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	745	772,572
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	3,000	3,041,130
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	1,345	1,458,531
East Hempfield Township Industrial Development Authority, RB:
5.00%, 7/01/34	1,000	1,045,350
5.00%, 7/01/46	1,750	1,806,210
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	895	948,816
U.S. Airways Group, Series A, 7.50%, 5/01/20	1,200	1,378,668
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypson Co., AMT, 5.50%, 11/01/44	5,390	5,541,028
PPL Energy Supply, Series A, 6.40%, 12/01/38	1,000	1,038,530

		28,268,029
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,023,810
Series B, 4.50%, 6/01/45	4,705	4,591,751

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 6/01/50	$5,900	$5,899,587

		11,515,148
Texas — 7.6%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 3/01/24	500	515,530
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (c)(d)	750	44,850
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (b)	3,000	1,800,600
CAB, 0.00%, 1/01/29 (b)	500	283,775
CAB, 0.00%, 1/01/30 (b)	1,330	719,237
CAB, 0.00%, 1/01/31 (b)	4,000	2,062,560
Senior Lien, 6.25%, 1/01/46	765	879,742
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	12,995	14,017,706
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	132,535
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 7/15/38	1,110	1,280,918
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,057,050
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	281,291
5.75%, 8/15/41	280	312,236
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,483,944
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	516,773
5.00%, 1/01/43	520	524,368
5.13%, 1/01/48	1,535	1,545,499
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (b)	350	92,278

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$290	$329,678
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	410	412,821
CC Young Memorial Home, Series A, 8.00%, 2/15/38	330	372,171
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	799,000
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,144,237
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (e)	20	20,826
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 5/15/21 (e)	535	680,638
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	707,188
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	997,859
6.00%, 4/01/45	1,355	1,525,418
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330	1,242,034
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	614,202
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,188,470
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,032,407

10	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	$1,500	$1,551,000

		42,168,841
Utah — 0.6%
State of Utah Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,061,640
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,152,664

		3,214,304
Virginia — 2.8%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,231,014
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,051,680
Residential Care Facility, 5.00%, 7/01/47	1,015	1,039,228
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35	505	503,738
5.00%, 3/01/45	520	511,321
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	586,173
6.88%, 3/01/36	450	511,636
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	535	539,895
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
Series A, 5.00%, 7/01/35	125	128,193
5.00%, 7/01/45	375	378,431
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	4,095	4,624,770

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, AMT (continued):
Express Lanes LLC, 5.00%, 7/01/34	$3,300	$3,480,015

		15,586,094
Washington — 0.3%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	595,854
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,051,079
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	100	103,009
7.00%, 7/01/45	100	102,974

		1,852,916
Wisconsin — 1.1%
Public Finance Authority, RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,859,712
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,150	2,225,271
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	875	918,278
Mile Bluff Medical Center, 5.75%, 5/01/39	1,065	1,117,505
St. Johns Communities, Inc., Series A, 7.25%, 9/15/29	75	88,258
St. Johns Communities, Inc., Series A, 7.63%, 9/15/39	145	171,451

		6,380,475
Total Municipal Bonds — 88.1%		491,768,021

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California — 0.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (e)	$480	$556,770
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,679	1,896,309

		2,453,079
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	6,073,316
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (e)(i)	939	1,082,098
Florida — 0.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,975,041
Illinois — 2.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (i)	3,495	3,529,146
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,926,202
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	5,011	5,544,114

		11,999,462
Ohio — 0.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,265,282
New York — 7.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (i)	3,015	3,474,260

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	$1,720	$1,960,571
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,862,738
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,520	2,920,302
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 3/15/36	21,671	24,854,723

		42,072,594
South Carolina — 0.1%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	694	708,676
Virginia — 0.5%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,770,240
Washington — 0.6%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,336,507
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	2,179	2,362,342
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.2%		79,098,637
Total Long-Term Investments (Cost — $542,380,701) — 102.3%		570,866,658

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	24,443,853	24,443,853
Total Short-Term Securities (Cost — $24,443,853) — 4.4%		24,443,853

12	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Total Investments (Cost — $566,824,554*) — 106.7%	$595,310,511
Other Assets Less Liabilities — 1.2%	6,365,267
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.9)%	(43,936,597)

Net Assets — 100.0%	$557,739,181

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$522,881,463

Gross unrealized appreciation	$32,924,484
Gross unrealized depreciation	(4,422,310)

Net unrealized appreciation	$28,502,174

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Issuer filed for bankruptcy and/ or is in default of principal and/ or interest payments.

(d)	Non-income producing security.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire from October 1, 2016 to January 1, 2033 is $8,645,305.

(j)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at September 30, 2015	Income
FFI Institutional Tax-Exempt Fund	22,850,559	1,593,294	24,443,853	$1,064

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(67)	10-Year U.S. Treasury Note	December 2015	$8,625,203	$(98,503)
(39)	5-Year U.S. Treasury Note	December 2015	$4,700,110	1,781
(35)	Long U.S. Treasury Bond	December 2015	$5,507,031	11,989
(12)	U.S. Ultra Bond	December 2015	$1,924,875	5,322
Total				$(79,411)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

14	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$570,866,658	—	$570,866,658
Short-Term Securities	$24,443,853	—	—	24,443,853

Total	$24,443,853	$570,866,658	—	$595,310,511

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$19,092	—	—	$19,092
Liabilities:
Interest rate contracts	(98,503)	—	—	(98,503)

Total	$(79,411)	—	—	$(79,411)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$337,500	—	—	$337,500
Liabilities:
TOB Trust Certificates	—	$(43,926,874)	—	(43,926,874)

Total	$337,500	$(43,926,874)	—	$(43,589,374)

During the period, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	15

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$15,955	$18,721,916
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,912,080
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	16,305	18,881,516

		41,515,512
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	5,250	6,230,333
6.00%, 9/01/19 (a)	1,270	1,507,147
6.00%, 9/01/28	730	856,348

		8,593,828
Arizona — 2.3%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	170	177,579
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,882,384
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	2,000	2,217,860
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	3,500	3,912,440
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (b)	2,280	2,265,841
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	840	805,812
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	1,200	1,388,592
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	510,525
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A (a):
5.00%, 1/01/16	13,700	13,868,510

Municipal Bonds	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A (a) (continued):
5.00%, 1/01/16	$98,935	$100,146,954
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	2,490	2,495,976
5.75%, 7/15/24	2,125	2,129,335

		133,801,808
Arkansas — 0.4%
University of Arkansas, RB, Various Facilities, UAMS Campus, 5.00%, 3/01/16 (a)	21,290	21,721,548
California — 12.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	13,431,466
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.25%, 11/15/46	10,500	10,897,530
Series B, 6.00%, 8/15/42	21,340	25,296,436
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	30,438,411
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,464,560
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	10,190	12,029,193
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,895	3,096,087
Series E, 5.50%, 7/01/31	1,920	2,054,400
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	28,146,933
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,151,244
5.75%, 5/01/23	17,000	18,868,980

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$5,850	$6,699,069
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	45,682,400
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,668,488
6.00%, 9/01/39	9,450	10,915,601
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,530	6,888,301
Series A-1, 5.75%, 3/01/34	7,010	8,094,447
Series A-1, 6.25%, 3/01/34	5,250	6,156,203
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,822,177
6.50%, 5/01/42	5,130	6,143,226
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,508,700
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,569,638
County of Orange California Sanitation District, COP:
Series A, 5.00%, 2/01/35	10,000	11,117,800
Series B (AGM), 5.00%, 2/01/17 (a)	25,000	26,435,250
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	16,907,250
Series A, 5.00%, 8/15/41	7,110	7,974,221
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,920	18,914,360
6.00%, 7/01/41	13,285	14,850,903
County of San Diego Water Authority Financing Corp., Series A:
5.00%, 5/01/18 (a)	745	826,555
5.00%, 5/01/33	3,755	4,098,845
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	15,391,253

Municipal Bonds	Par (000)	Value
California (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A (continued):
5.50%, 3/01/41	$26,390	$30,676,792
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	31,233,010
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,012,106
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	52,785	47,041,992
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	3,500	4,419,695
Los Angeles Department of Water, RB, Series A, 5.00%, 7/01/39	20,000	22,826,800
Metropolitan Water District of Southern California, RB, Series A:
Authorization, 5.00%, 1/01/39	10,000	11,046,400
5.00%, 7/01/37	10,000	10,665,100
Metropolitan Water District of Southern California, Refunding RB, Series B, 5.00%, 7/01/35	13,170	13,591,308
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,443,136
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,535	15,090,171
State of California, GO, Various Purposes:
6.50%, 4/01/33	33,550	39,822,172
6.00%, 4/01/38	33,925	39,557,907
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	16,719,197
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,974,200
Sub-Series I-1, 6.38%, 11/01/34	11,680	14,070,896

2	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	$19,355	$22,212,572

		745,943,381
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	4,951,542
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,580	1,781,987

		6,733,529
Connecticut — 1.4%
State of Connecticut Health & Educational Facility Authority, RB, Series A, 0.80%, 7/01/48 (c)	30,000	30,012,300
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series B, 0.68%, 7/01/49 (c)	50,000	50,396,000

		80,408,300
Delaware — 0.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	34,658,820
District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	23,880,291
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/18 (a)	12,630	14,548,244
5.50%, 10/01/39	7,475	8,319,974
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,417,079

		53,165,588
Florida — 4.3%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36	1,240	1,240,409
City of St. Augustines, RB, 5.75%, 10/01/41	1,345	1,595,291

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	$7,500	$8,680,650
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,774,827
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,626,831
Series B-1, 5.75%, 7/01/33	2,400	2,673,672
Series B-1, 6.00%, 7/01/38	30,000	33,926,700
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	6,175	7,421,053
Series A, 5.50%, 10/01/42	5,375	6,172,220
Series B, AMT, 6.25%, 10/01/38	5,000	6,112,650
Series B, AMT, 6.00%, 10/01/42	1,850	2,173,213
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,822,710
5.50%, 10/01/27	5,495	6,133,959
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series B, 5.50%, 10/01/36	14,745	16,663,030
Water & Sewer Systems, Series C, 6.00%, 10/01/18 (a)	25,000	28,801,000
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	35,335,213
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	1,550	1,614,682
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,528,300
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	902,970

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)(e)	$990	$643,530
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	10,525	11,641,808
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	11,125	14,626,927
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	3,950	4,394,217
5.50%, 6/01/38	4,790	5,344,299
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,410,171
State of Florida Turnpike Authority, RB, Series B, 5.00%, 7/01/40	15,250	17,285,112
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/2010 (d)(e)	160	111,987
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	240	239,225

		253,896,656
Georgia — 1.6%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	36,120,300
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	10,000	11,343,100
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,171,580
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,195,648
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,161,050
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,385,200

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued):
Series EE (AMBAC), 7.00%, 1/01/25	$20,000	$27,352,800

		97,729,678
Illinois — 5.6%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,003,300
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	2,125	2,134,775
Series B-2, AMT (Syncora), 6.00%, 1/01/29	40,905	41,082,119
Series C, 6.50%, 1/01/41	29,835	35,706,528
City of Chicago Illinois, Refunding GARB, Senior Lien, Series C, AMT:
O’Hare International Airport, 5.50%, 1/01/34	5,380	5,943,932
O’Hare International Airport, General, 5.38%, 1/01/39	1,650	1,781,257
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	15,000	17,367,750
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,214,950
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,240,250
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	7,020	8,191,006
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,596,290
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	4,336,206
DePaul University, Series A, 6.13%, 10/01/40	11,735	13,964,181
Memorial Health System, 5.50%, 4/01/34	150	165,267
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	9,032,067
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	5,280	6,280,824

4	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB (continued):
Rush University Medical Center, Series C, 6.38%, 5/01/19 (a)	$2,860	$3,393,905
University of Chicago, Series B, 6.25%, 7/01/18 (a)	25,035	28,734,672
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,797,358
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,905	34,572,871
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,850	13,672,885
Roosevelt University Project, 6.50%, 4/01/39	7,000	7,603,610
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (a)	6,900	8,207,895
Illinois State Toll Highway Authority, RB, Series A:
5.00%, 1/01/38	1,880	2,068,000
5.00%, 1/01/40	15,000	16,596,450
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	19,615	21,103,190
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,373,872
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,016,400
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,150	1,150,426

		331,332,236
Indiana — 3.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,678,056
7.00%, 1/01/44	7,330	8,931,238
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	17,510	20,233,155

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	$11,000	$12,652,530
Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,887,935
Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,659,240
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	19,620	22,311,472
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	26,364,931
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	12,800	14,524,800
(AGC), 5.50%, 1/01/38	56,725	63,919,999

		189,163,356
Iowa — 1.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	21,731,062
Series A (AGC), 5.63%, 8/15/37	5,600	6,313,888
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	35,000	36,996,750
5.25%, 12/01/25	9,950	10,795,949
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	10,535	11,286,567
5.50%, 12/01/25	7,000	7,554,890

		94,679,106
Kansas — 0.6%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	250	262,953
University of Kansas Hospital Authority, Refunding RB, Improvement KU Health System , 5.00%, 9/01/45	34,500	38,285,340

		38,548,293
Louisiana — 2.4%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	38,295	41,476,549

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Louisiana (continued)
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	$1,370	$1,551,881
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	8,030	8,715,120
Series A, 6.50%, 8/01/29	11,470	13,433,090
Series A-1, 6.50%, 11/01/35	17,185	20,223,823
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (a)	11,950	12,281,971
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (c):
0.61%, 5/01/43	32,000	32,030,400
0.69%, 5/01/43	10,000	9,988,200

		139,701,034
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,821,184
6.95%, 7/01/41	2,235	2,557,801

		17,378,985
Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,540	4,200,493
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	12,221,770
State of Maryland, GO, Series A, 4.15%, 3/01/16 (a)	21,880	22,246,928

		38,669,191
Massachusetts — 4.1%
Commonwealth of Massachusetts, GO, Series D-2, 0.32%, 8/01/43 (c)	35,000	34,899,900
Commonwealth of Massachusetts, RB, Master Transportation Fund Accelerated Bridge Program, Series A, 5.00%, 6/01/44	47,025	54,001,159

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	$1,375	$1,551,825
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 1/01/41	19,530	20,762,538
Massachusetts Health & Educational Facilities Authority, RB, Series N, 5.00%, 7/01/17 (a)	31,000	33,368,710
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 5.50%, 11/15/36	76,110	86,687,768
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,954,826
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,831,050

		242,057,776
Michigan — 1.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,595,102
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	7,550	8,708,170
6.25%, 10/15/18 (a)	4,540	5,270,395
6.00%, 10/15/38	4,905	5,538,137
6.25%, 10/15/38	2,960	3,363,951
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (a):
Series V, 8.25%, 9/01/18	18,130	21,988,064
Series W, 6.00%, 8/01/19	5,145	6,086,484
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,300	1,379,001

6	BLACKROCK MUNICIPAL BOND FUND, INC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	$4,285	$4,847,235

		64,776,539
Minnesota — 0.5%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A:
6.75%, 11/15/18 (a)	5,940	6,992,211
(AGC), 6.50%, 11/15/18 (a)	2,775	3,245,279
(AGC), 6.50%, 11/15/38	15,240	17,330,166
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	1,110	1,111,732

		28,679,388
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	2,135,435
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,337,738
Nebraska — 0.3%
Omaha Public Power District, Refunding RB, Series A, 5.25%, 2/01/42	14,265	16,335,707
Nevada — 2.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,748,071
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	59,953,905
County of Clark Nevada Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,607,844
5.75%, 7/01/38	32,685	37,683,517

		115,993,337

Municipal Bonds	Par (000)	Value
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	$15,590	$17,887,498
New Jersey — 4.5%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	4,945	4,962,505
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,040,300
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	3,180	3,191,003
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/18 (a)	3,600	4,122,000
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,836,285
Series WW, 5.25%, 6/15/40	15,565	16,090,163
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	9,315,497
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (a):
7.13%, 6/01/19	2,870	3,476,460
7.50%, 6/01/19	9,200	11,267,516
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	1,200	1,429,368
AHS Hospital Corp., 6.00%, 7/01/41	33,185	39,331,858
St. Joseph’s Healthcare System, 6.63%, 7/01/38	200	222,200

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	$550	$612,480
5.75%, 12/01/28	450	498,001
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	500	519,095
6.50%, 10/01/38	445	461,736
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/45	16,925	18,740,883
New Jersey State Turnpike Authority, Refunding RB (c):
Series D, 0.64%, 1/01/23	17,000	16,994,730
Series D, 0.70%, 1/01/24	15,000	14,917,050
Series E, 0.64%, 1/01/23	10,000	9,996,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 6.00%, 6/15/35	2,000	2,216,180
Series A, 5.88%, 12/15/38	14,255	15,277,654
Series AA, 5.50%, 6/15/39	39,460	41,739,999
Series B, 5.25%, 6/15/36	19,110	19,687,313

		267,947,176
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	304,293
New York — 11.1%
City of New York New York, GO:
0.60%, 8/01/27 (c)	39,000	38,895,870
Sub-Series E-1, 6.25%, 10/15/18 (a)	12,875	14,954,828
Sub-Series E-1, 6.25%, 10/15/28	575	665,551
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/40	19,420	21,884,786
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,688,118
6.88%, 11/01/38	7,785	8,551,589
City of New York New York Industrial Development Agency, RB, JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (c)	30,570	30,616,161

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$6,200	$6,928,438
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	5,000	5,614,950
Water & Sewer System, 5.38%, 6/15/43	7,125	8,277,326
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2015, Sub-Series E-1, 5.00%, 2/01/41	50,000	56,647,000
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	24,100	24,795,285
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	10,000	9,442,000
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	9,025	10,288,139
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 5/01/33	1,500	1,713,045
6.00%, 5/01/33	49,450	56,885,302
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	34,253,100
Series C, 6.50%, 11/15/28	23,465	27,449,357
Series D, 5.25%, 11/15/41	7,720	8,917,218
Metropolitan Transportation Authority, Refunding RB:
Sub-Series B (AGM), 0.73%, 11/01/32 (c)	13,500	13,412,385
SubSeries C-1, 5.25%, 11/15/31	14,000	16,692,060
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 1/01/28	3,000	3,413,940
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	5,000	5,032,500

8	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, 56th Series, AMT, 5.00%, 5/01/39	$6,600	$7,356,228
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
151th Series, 6.00%, 9/15/28	74,780	83,616,005
152nd Series, 5.75%, 11/01/30	4,695	5,166,566
184th Series, 5.00%, 9/01/39	20,040	22,719,548
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	38,000	43,070,340
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	19,270	22,040,833
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	21,400	23,531,012
State Supported Debt, Series A, 5.00%, 3/15/44	20,900	23,701,227
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,399,028
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,128,182

		656,747,917
North Carolina — 0.3%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,472,260
North Carolina Municipal Power Agency No.1, Refunding RB, Series A, 5.00%, 1/01/32	8,000	9,318,320
State of North Carolina, RB, Series A, 5.25%, 5/01/31	4,000	4,618,200

		17,408,780
Ohio — 1.7%
City of Cleveland Ohio, RB, Sub Lien, Series A-2, 5.00%, 10/01/37	24,700	27,743,040

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	$500	$597,065
6.50%, 11/15/37	12,690	15,644,866
6.00%, 11/15/41	4,400	5,266,668
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	11,909,840
Hamilton County Ohio Sales Tax Revenue, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,862,600
State of Ohio, RB, Cleveland Health Clinic, 5.50%, 1/01/34	1,000	1,129,900
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	10,065	11,345,067
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,500	8,507,925

		103,006,971
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	355	355,891
Pennsylvania — 1.7%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	2,665	3,059,793
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	9,520	11,136,782
6.38%, 1/01/39	1,055	1,207,511
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,760	14,666,216
6.00%, 6/01/36	3,895	4,449,414
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,205,971
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	2,455	2,662,227

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$3,475	$3,969,562
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	24,900	27,321,027
Series B, 5.25%, 12/01/39	7,230	8,136,208
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,195	1,402,022
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	24,609,640

		103,826,373
South Carolina — 1.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,344,574
6.25%, 8/01/34	1,525	1,823,626
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	20,000	22,193,800
State of South Carolina Public Service Authority, Refunding RB, Series A:
Santee Cooper, 5.50%, 12/01/33	6,465	7,679,580
Santee Cooper, 5.75%, 12/01/43	19,875	23,570,756
5.50%, 1/01/38	2,200	2,456,718

		63,069,054
Tennessee — 0.3%
Tennessee State School Bond Authority, RB, Higher Educational Facilities, 2nd Program, Series B, 5.00%, 11/01/45	14,520	16,663,007
Texas — 11.7%
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien:
Combined (AGC), 6.00%, 11/15/35	32,350	37,845,618
Combined (AGC), 5.38%, 11/15/38	5,000	5,626,900
5.25%, 11/15/30	24,305	28,507,820

Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas Water System, Refunding RB, Junior Lien:
0.42%, 5/01/44 (c)	$23,000	$22,874,650
Series B, 5.00%, 5/15/39	15,000	17,114,250
Clifton Texas Higher Education Finance Corp., RB, Idea Public Schools:
5.00%, 8/15/36	2,910	3,305,527
5.00%, 8/15/37	3,060	3,459,422
5.00%, 8/15/39	1,695	1,907,180
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	538,335
7.00%, 1/01/43	1,075	1,274,423
7.00%, 1/01/48	2,625	3,090,649
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	11,112,415
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	3,700	4,486,213
6.00%, 8/15/45	46,300	54,931,246
Cypress-Fairbanks Independent School District, GO, Refunding Series C, 5.00%, 2/15/44	65,530	74,236,316
Dallas Area Rapid Transit, Refunding RB, (AMBAC):
5.00%, 12/01/16 (a)	16,230	17,103,336
5.00%, 12/01/36	11,630	12,159,746
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	3,500	3,737,965
Dallas-Fort Worth International Airport, Refunding RB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/32	2,600	2,884,128
Series E, 5.00%, 11/01/35	8,145	8,918,042
Denton ISD, GO, Series A, 5.00%, 8/15/45	12,000	13,739,520

10	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Katy Independent School District, GO, Series A:
5.00%, 2/15/40	$28,725	$33,059,028
5.00%, 2/15/45	39,375	45,109,181
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,196,669
Mansfield Texas ISD, PSF-GTD, GO, 5.00%, 2/15/45	5,685	6,473,396
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,795,575
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	11,490	13,531,888
1st Tier System, Series A, 6.00%, 1/01/28	1,000	1,142,660
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	7,720	8,418,737
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	9,870	10,763,334
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,538,489
2nd Tier System, Series F, 6.13%, 1/01/16 (a)	25,615	25,980,270
Series B, 5.00%, 1/01/40	12,080	13,150,409
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,012,800
State of Texas, GO, Refunding Series A, 5.00%, 10/01/44	85,000	96,814,150
State of Texas Transportation Commission State Highway Fund, RB, 1st Tier System, Series B, 0.37%, 4/01/32 (c)	36,000	36,003,600
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,740	29,402,748

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$23,000	$26,865,150

		695,111,785
Utah — 0.2%
Utah Transit Authority, Refunding RB, Series A, 5.00%, 6/15/38	10,000	11,591,000
Virginia — 1.5%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/17 (a)	31,970	33,876,371
Virginia HDA, RB, M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,059,476
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	31,085	35,106,467
Wise County IDA, RB, Series A, 2.15%, 10/01/40 (c)	17,000	17,248,030

		89,290,344
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Refunding and Improvement Series S-1, 5.00%, 11/01/45	35,880	41,075,783
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,753,327
County of King Washington Sewer Revenue, Refunding RB, 5.00%, 7/01/38	5,000	5,711,300
County of Snohomish Public Utility District No.1, RB, 5.00%, 12/01/45	8,720	9,814,796
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	24,481,586
MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,000	2,366,580

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB (continued):
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	$16,000	$20,570,720
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,328,300
Seattle Childrens Hospital, Series B, 5.00%, 10/01/38	11,220	12,609,148

		130,711,540
Wisconsin — 0.2%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	8,899,520
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,064,492

		14,964,012
Total Municipal Bonds — 84.2%		4,987,842,410

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Arizona — 1.6%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	34,156,800
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	54,015	58,060,804

		92,217,604
California — 2.4%
City & County of San Francisco California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	26,102,930
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	29,338,925
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	13,950,144
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	15,113,459
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,237,320

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	$15,000	$17,111,550
University of California, RB, General, Series O, 5.25%, 5/15/39	20,695	23,269,139

		144,123,467
Florida — 2.2%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,657,800
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,968,808
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	45,285,446
Series C, 5.00%, 6/01/37	65,545	70,157,739

		133,069,793
Illinois — 0.3%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	18,406,752
Indiana — 0.6%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	34,864,601
Massachusetts — 0.2%
Massachusetts School Building Authority, RB, Series A (AMBAC), 5.00%, 8/15/37	10,000	10,653,000
Texas — 1.2%
City of Houston Texas, Refunding RB, Combined, 1st Lien, Series A (AGC), 5.38%, 11/15/38	26,160	29,439,941
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue (a):
5.00%, 2/01/17	218	231,483
5.00%, 2/01/17	28,772	30,503,135

12	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	$8,500	$9,665,265

		69,839,824
Utah — 1.3%
County of Utah Utah, RB, IHC Health Services Inc., 5.00%, 5/15/43	70,000	77,385,000
Washington — 0.4%
Central Puget Sound Regional Transit Authority, RB, Series A (a):
5.00%, 11/01/17	8,500	9,260,410
5.00%, 11/01/17	15,715	17,120,833

		26,381,243
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.2%		606,941,284
Total Long-Term Investments (Cost — $5,228,807,149) — 94.4%		5,594,783,694

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (h)(i)	574,585,167	$574,585,167
Total Short-Term Securities (Cost — $574,585,167) — 9.7%		574,585,167
Total Investments (Cost — $5,803,392,316*) — 104.1%		6,169,368,861
Other Assets Less Liabilities — 0.6%		31,090,912
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(275,595,184)

Net Assets — 100.0%		$5,924,864,589

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,527,999,998

Gross unrealized appreciation	$372,705,805
Gross unrealized depreciation	(6,886,879)

Net unrealized appreciation	$365,818,926

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/ or is in default of principal and/ or interest payments.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at September 30, 2015	Income
FFI Institutional Tax-Exempt Fund	212,819,220	361,765,947	574,585,167	$15,831

(i)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(593)	10-Year U.S. Treasury Note	December 2015	$76,339,484	$(78,691)
(229)	Long U.S. Treasury Bond	December 2015	$36,031,719	$53,533
(61)	U.S. Ultra Bond	December 2015	$ 9,784,781	$17,083
(641)	5-Year U.S. Treasury Note	December 2015	$77,250,516	$14,254

Total				$6,179

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

14	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$5,594,783,694	—	$5,594,783,694
Short-Term Securities	$574,585,167	—	—	574,585,167

Total	$574,585,167	$5,594,783,694	—	$6,169,368,861

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$84,870	—	—	$84,870
Liabilities:
Interest rate contracts	(78,691)	—	—	(78,691)

Total	$6,179	—	—	$6,179

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,171,000	—	—	$1,171,000
Liabilities:
TOB Trust Certificates	—	$(275,549,937)	—	(275,549,937)

Total	$1,171,000	$(275,549,937)	—	$(274,378,937)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	15

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 0.4%
Arizona Health Facilities Authority, Refunding RB, Series D, 5.00%, 1/01/17	$1,080	$1,139,767
City of Phoenix Civic Improvement Corp., Refunding RB, Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,035,930

		2,175,697
California — 10.5%
California State University, Refunding RB, Series A, 5.00%, 11/01/18	1,800	2,030,148
California Statewide Communities Development Authority, RB, 5.00%, 11/01/29 (a)	3,570	3,823,113
City & County of San Francisco, GO, Refunding, 5.00%, 6/15/18	5,835	6,509,759
City of Long Beach California Harbor Revenue, Refunding RB, AMT, Series A, 5.00%, 5/15/17	1,500	1,603,620
City of Los Angeles Department of Airports, Refunding RB, AMT, 4.00%, 5/15/17	1,220	1,285,014
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,020	1,106,833
Los Angeles Community College District, GO, Refunding Series C, 5.00%, 8/01/17	2,500	2,704,200
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 12/01/18	10,000	11,255,300
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 7/01/17	18,145	19,568,112
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A:
4.00%, 7/01/18	2,000	2,179,040
5.00%, 7/01/19	1,055	1,209,621
State of California, GO, Refunding:
4.00%, 8/01/17	10,000	10,631,500
5.00%, 8/01/18	1,510	1,689,796

		65,596,056
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series B, 5.00%, 1/01/18	4,440	4,850,212

Municipal Bonds	Par (000)	Value
Connecticut — 2.1%
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	$2,635	$2,647,964
State of Connecticut, GO, Series B, 5.00%, 3/01/18	8,435	9,260,955
University of Connecticut, RB, Series A, 5.00%, 2/15/18	1,000	1,099,100

		13,008,019
Delaware — 2.4%
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	15,000	15,011,400
District of Columbia — 0.7%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,324,320
Florida — 5.3%
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,339,789
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/16	1,750	1,829,660
Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/18	17,985	19,980,076
Florida State Department of Environmental Protection, Refunding RB, Everglades Restoration, Series A (AGC), 5.00%, 7/01/16	1,205	1,247,548
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,087,537
State of Florida, GO, Refunding, Series A, 5.00%, 7/01/19	6,500	7,437,105

		32,921,715
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, RB, Series B, 5.00%, 1/01/17	7,000	7,399,210

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Georgia (continued)
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 1/01/17	$1,500	$1,581,270

		8,980,480
Illinois — 3.6%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 5.00%, 11/01/17	1,075	1,142,660
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 1/01/18	1,250	1,362,550
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding Series A, 5.00%, 12/01/17	1,005	1,097,370
Regional Transportation Authority, GO, Refunding, ERS, Series B, 0.60%, 6/01/25 (a)	14,375	14,375,000
State of Illinois, GO, 4.00%, 2/01/17	2,000	2,066,180
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	2,500	2,584,525

		22,628,285
Indiana — 0.1%
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	730	738,994
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, 5.00%, 8/01/17	4,250	4,594,973
Kentucky — 1.6%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, GO, Refunding Series E, 4.00%, 11/15/16	4,450	4,635,921
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	5,000	5,343,850

		9,979,771
Louisiana — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 5/15/16	3,000	3,071,400

Municipal Bonds	Par (000)	Value
Maryland — 1.4%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, AMT, 5.00%, 3/01/16	$8,315	$8,480,385
Massachusetts — 4.3%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 8/01/19	7,595	8,708,579
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 8/01/18	3,500	3,914,470
Massachusetts Health & Educational Facilities Authority, RB, 0.80%, 11/01/33 (a)	1,000	1,000,330
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,680,868
Massachusetts State Educational Financing Authority, RB, AMT:
4.00%, 1/01/17	800	828,264
4.00%, 1/01/18	1,750	1,844,132
University of Massachusetts Building Authority, RB, 5.00%, 11/01/17	8,000	8,715,680

		26,692,323
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, AMT, 5.00%, 11/01/16	1,400	1,458,254
Missouri — 0.4%
University of Missouri, Refunding RB, Series A, 4.00%, 11/01/17	2,555	2,736,252
Nevada — 6.0%
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 7/01/18	2,250	2,496,330
County of Clark Nevada School District, GO, Refunding, Series B, 5.50%, 6/15/17	13,760	14,887,907
State of Nevada, Refunding RB:
5.00%, 12/01/16	5,000	5,273,600
5.00%, 6/01/17	14,000	15,033,340

		37,691,177
New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,303,613
New Jersey — 7.5%
Gloucester County Improvement Authority, Refunding RB, Series B, 4.00%, 7/01/17	2,000	2,105,400

2	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
5.00%, 12/15/16 (b)	$3,150	$3,324,195
5.00%, 12/15/16	1,925	2,015,263
New Jersey Educational Facilities Authority, RB, 5.00%, 6/01/17	12,910	13,638,640
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 7/01/17	2,345	2,530,185
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,032,140
Meridian Health System, 5.00%, 7/01/17	2,000	2,147,720
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.50%, 1/01/17 (a)	8,000	7,983,600
New Jersey Transportation Trust Fund Authority, RB:
Series AA, 4.00%, 6/15/16	2,850	2,912,586
Transportation System, 5.75%, 6/15/16	6,275	6,490,107
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,384,617

		46,564,453
New Mexico — 0.9%
County of Albuquerque Bernalillo Water Utility Authority, Refunding RB, 5.00%, 7/01/18	3,470	3,865,962
New Mexico Finance Authority, Refunding RB, 5.00%, 6/15/18	1,330	1,481,580

		5,347,542
New York — 18.6%
City of New York, GO, Refunding, Series A, 5.00%, 8/01/19	10,000	11,416,900
Erie County Industrial Development Agency, Refunding RB, 5.00%, 5/01/18	2,000	2,210,060
Long Island Power Authority, Refunding RB, Series E, 5.00%, 12/01/17	9,000	9,463,950
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/15	400	401,928
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series A, 5.00%, 8/01/16 (b)	930	966,251
Series E-1, 5.00%, 2/01/18	4,655	5,114,448
Series E-1, 5.00%, 2/01/19	5,000	5,654,150

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/18	$3,605	$4,053,390
New York State Dormitory Authority, RB:
Series A, 4.00%, 3/15/17	4,000	4,204,200
Series A, 5.00%, 2/15/17	2,495	2,652,135
Series A, 5.00%, 3/15/17	2,000	2,131,740
Series A, 5.00%, 3/15/18	7,125	7,874,051
Series B, 5.00%, 3/15/17	3,600	3,839,328
New York State Dormitory Authority, Refunding RB:
4.00%, 2/15/18	2,200	2,362,052
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,000	1,034,230
Series A, 4.00%, 7/01/16	1,210	1,242,791
Series A, 5.00%, 3/15/18	20,000	22,108,800
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 6/15/18	5,000	5,571,550
New York State Thruway Authority, Refunding RB:
Series A, 5.00%, 5/01/19	1,790	2,023,577
Series I, 5.00%, 1/01/16 (b)	115	116,415
Series I, 5.00%, 1/01/16	385	389,697
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	6,900,126
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 9/01/17	3,750	4,046,325
State of New York, GO, Refunding Series C, 5.00%, 4/15/17	10,000	10,699,100

		116,477,194
North Carolina — 1.8%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, 5.00%, 7/01/18	3,500	3,904,495
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,804,940
North Carolina Municipal Power Agency No 1, Refunding RB, Series A:
5.25%, 1/01/17	3,210	3,400,160

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Municipal Power Agency No 1, Refunding RB, Series A (continued):
5.25%, 1/01/17 (b)	$1,790	$1,896,738

		11,006,333
Ohio — 3.4%
City of Cleveland Ohio, Public Power System, Refunding RB, 5.00%, 11/15/15 (b)	155	155,947
City of Columbus, GO:
Series 1, 5.00%, 7/01/17	2,175	2,343,976
Series A, 5.00%, 2/15/18	10,000	11,012,300
State of Ohio, GO:
Series B, 5.00%, 3/15/19	5,000	5,680,650
State of Ohio, GO:
Refunding Series A, 5.00%, 9/15/17	2,000	2,170,840

		21,363,713
Oklahoma — 0.7%
County of Cleveland Oklahoma Educational Facilities Authority, LRB:
Moore Public Schools Project, 5.00%, 6/01/16	845	871,339
Norman Public Schools Project, 5.00%, 7/01/16	1,000	1,034,840
Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,633,088
Oklahoma Development Finance Authority, Refunding RB, Series A, 5.00%, 8/15/17	750	810,375

		4,349,642
Oregon — 2.9%
City of Portland OR Sewer System Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 6/01/19	10,000	11,442,600
Portland Community College District, GO, Refunding, 5.00%, 6/15/17	6,105	6,568,369

		18,010,969
Pennsylvania — 1.2%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/17	2,000	2,136,860
Commonwealth of Pennsylvania, GO, Refunding, 5.00%, 8/15/17	3,000	3,241,200

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, Philadelphia Funding Program, 5.00%, 6/15/18	$2,000	$2,223,840

		7,601,900
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/17	5,000	5,270,600
Tennessee — 0.9%
State of Tennessee, GO, Refunding Series A, 5.00%, 8/01/18	5,000	5,592,100
Texas — 7.4%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,114,720
City of San Antonio, GO, Refunding:
4.00%, 2/01/17	5,000	5,236,250
5.00%, 2/01/18	2,475	2,721,535
City Public Service Board of San Antonio, Refunding RB:
Junior Lien, 5.00%, 2/01/18	6,000	6,597,660
Series D, 5.00%, 2/01/19	6,485	7,344,457
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	545,128
Love Field Airport Modernization Corp., RB, 5.00%, 11/01/15	2,840	2,850,082
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/16	2,490	2,561,637
Series D, 5.00%, 5/15/17	2,000	2,137,320
North Texas Municipal Water District, Refunding RB, 5.00%, 9/01/18	5,910	6,616,777
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	6,910	7,336,278

		46,061,844
Virginia — 1.5%
Virginia College Building Authority, RB, Series A, 5.00%, 2/01/17	4,800	5,089,344

4	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB, 5.00%, 7/15/18	$4,080	$4,556,993

		9,646,337
Washington — 4.1%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 9/01/18	15,715	17,584,771
State of Washington, GO, 5.00%, 7/01/18	7,005	7,802,309
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 3/01/18	290	314,342

		25,701,422

Municipal Bonds		Value
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, 5.13%, 8/15/27 (a)	7,500	$7,792,500
Total Long-Term Investments (Cost — $595,326,148) — 95.6%		597,029,875

Short-Term Securities	Shares
Money Market Funds — 5.9%
FFI Institutional Tax-Exempt Fund, 0.03% (c)(d)	37,024,936	37,024,936
Total Short-Term Securities (Cost — $37,024,936) — 5.9%		37,024,936
Total Investments (Cost — $632,351,084*) — 101.5%		634,054,811
Liabilities in Excess of Other Assets — (1.5)%		(9,378,806)

Net Assets — 100.0%		$624,676,005

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$632,351,084

Gross unrealized appreciation	$1,937,386
Gross unrealized depreciation	(233,659)

Net unrealized appreciation	$1,703,727

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	Represents the current yield as of report date.

(d)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at September 30, 2015	Net Income/(Loss)
FFI Institutional Tax-Exempt Fund	8,207,246	28,817,690	37,024,936	$353

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

EDA	Economic Development Authority
ERS	Extendible Reset Securities
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$597,029,875	—	$597,029,875
Short-Term Securities	37,024,936	—	—	37,024,936

Total	$37,024,936	$597,029,875	—	$634,054,811

[1] See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $98,750 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

6	BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2015